                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4841

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                           MFS MUNICIPAL INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: October 31
--------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2005
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) MUNICIPAL INCOME TRUST                                           4/30/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

                             SEMIANNUAL REPORT

                             LETTER FROM THE CEO                              1
                             --------------------------------------------------
                             PORTFOLIO COMPOSITION                            2
                             --------------------------------------------------
                             MANAGEMENT REVIEW                                3
                             --------------------------------------------------
                             PERFORMANCE SUMMARY                              5
                             --------------------------------------------------
                             DIVIDEND REINVESTMENT AND
                             CASH PURCHASE PLAN                               8
                             --------------------------------------------------
                             PORTFOLIO OF INVESTMENTS                         9
                             --------------------------------------------------
                             FINANCIAL STATEMENTS                            31
                             --------------------------------------------------
                             NOTES TO FINANCIAL STATEMENTS                   37
                             --------------------------------------------------
                             REPORT OF INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM                          48
                             --------------------------------------------------
                             RESULTS OF SHAREHOLDER MEETING                  49
                             --------------------------------------------------
                             PROXY VOTING POLICIES AND INFORMATION           50
                             --------------------------------------------------
                             QUARTERLY PORTFOLIO DISCLOSURE                  50
                             --------------------------------------------------
                             CONTACT INFORMATION                     BACK COVER
                             --------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

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PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE*

              Bonds                                      100.0%

              TOP FIVE BOND INDUSTRIES*

              Healthcare Revenue - Hospitals             28.1%
              ------------------------------------------------
              Healthcare Revenue - Long-Term Care         9.0%
              ------------------------------------------------
              Utilities - Investor Owned                  8.6%
              ------------------------------------------------
              Industrial Revenue - Paper                  6.2%
              ------------------------------------------------
              Tobacco                                     3.7%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        13.4%
              ------------------------------------------------
              AA                                          4.3%
              ------------------------------------------------
              A                                           9.8%
              ------------------------------------------------
              BBB                                        33.2%
              ------------------------------------------------
              BB                                         10.4%
              ------------------------------------------------
              B                                           4.5%
              ------------------------------------------------
              CCC                                         2.8%
              ------------------------------------------------
              CC                                          0.1%
              ------------------------------------------------
              Not Rated                                  21.5%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             7.2
              ------------------------------------------------
              Average Life                           17.1 yrs.
              ------------------------------------------------
              Average Maturity***                    18.5 yrs.
              ------------------------------------------------
              Average Credit Quality****                  BBB+
              ------------------------------------------------
              Average Short-Term Credit Quality            A-1
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/05.

 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets including preferred shares as of 4/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

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MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended April 30, 2005, shares of the MFS Municipal Income Trust provided a total return of 5.36%, at net asset value. In comparison, the trust's benchmarks, the Lehman Brothers Municipal Bond Index (the Lehman Index) and the Lipper Closed-End High Yield Municipal Index, returned 1.93% and 5.07%, respectively. The trust seeks to provide high current income exempt from federal income taxes. The trust invests 80% of its assets, under normal circumstances, in tax exempt securities which are rated below the three highest rating categories of recognized rating agencies.

MARKET ENVIRONMENT

The U.S. fixed-income market experienced a flattening of the yield curve during the six-month period. (A yield curve for bonds shows the relationship between yield and time to maturity.) The U.S. Federal Reserve Board raised its target federal funds rate four times, continuing its steady drumbeat of quarter-point rate hikes that had begun on June 30, 2004. But while the Fed seemed committed to a course of gradually raising short-term rates, several factors caused long-term rates to stagnate or retreat.

Job growth, which had shot up in the spring of 2004, ebbed and flowed during the period; uncertainty about the employment situation helped to push down yields on longer-dated bonds. Another factor that held long-term rates down was overseas demand for U.S. Treasuries, especially from foreign central banks. However, moderate GDP growth and inflation concerns kept shorter-term interest rates moving up. For the period as a whole, the net effect was a substantial flattening of the yield curve as short-term rates rose significantly while long-term rates were generally flat to down.

CONTRIBUTORS TO PERFORMANCE

Security selection and an overweighting in the strong-performing health care sector boosted the trust's performance relative to one of our benchmarks, the Lehman Index. Security selection in the utilities, industrials, and transportation sectors also aided relative results during the period.

Relative performance was also positively impacted by credit quality. The trust benefited from its exposure to high yield debt, as "BBB"-rated bonds outperformed higher-quality issues over the period. In addition, the trust's positions in non-investment-grade debt, which is not held by the Lehman Index, also aided relative returns.

DETRACTORS FROM PERFORMANCE

Our positioning along the yield curve detracted from relative performance for the period. (A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward sloping, with short-term rates lower than long-term rates.) Compared with the Lehman Index, the trust was underweighted in bonds on the long end of the curve (represented by bonds with durations of 11-to-25+ years). (Duration is a measure of a portfolio's sensitivity to changes in interest rates.) On a relative basis, our underweighting in longer-maturity bonds hurt relative performance as long-term municipal bond rates declined during the period.

    Respectfully,

/s/ Geoffrey Schechter

    Geoffrey Schechter
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report, as stated on the cover, and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

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PERFORMANCE SUMMARY THROUGH 4/30/05
-------------------------------------------------------------------------------

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

--------------------------
Six months ended 4/30/05
--------------------------
                                                  Date                 Price
------------------------------------------------------------------------------
Net asset value                                  10/31/04                $7.86
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                                                  4/30/05                $8.00
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New York Stock Exchange price                    10/31/04                $7.83
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                                                  2/02/05  (high)*       $8.05
------------------------------------------------------------------------------
                                                  3/23/05  (low)*        $7.32
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                                                  4/30/05                $7.85
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* For the period November 1, 2004 through April 30, 2005.

TOTAL RETURN VS BENCHMARKS

--------------------------
Six months ended 4/30/05
--------------------------

------------------------------------------------------------------------------
New York Stock Exchange price**                                          3.78%
------------------------------------------------------------------------------
Net asset value**                                                        5.36%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index#                                    1.93%
------------------------------------------------------------------------------
Lipper Closed-End High Yield Municipal Index+                            5.07%
------------------------------------------------------------------------------

** Includes reinvestment of dividends and capital gains distributions.
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

Lehman Brothers Municipal Bond Index - is a market-value-weighted index representative of the tax-exempt bond market.

Lipper Closed-End High Yield Municipal Index - measures the performance of the closed-end funds in the Lipper database which invest at least 50% of assets in lower-rated municipal debt issues.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

The trust's shares may trade at a discount to net asset value. Shareholders do not have the right to cause the trust to repurchase their shares at net asset value. The trust's shares also may trade at a premium to their net asset value.

When trust shares trade at a premium, buyers pay more than the asset value underlying trust shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the trust's liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The trust's monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder's basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the trust's assets and increasing the trust's expense ratio.

From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio invests in municipal securities that are general obligations backed by the full faith and credit of the municipal issuer and revenue obligations that are not backed by the issuer. Therefore, revenue obligations are subject to a higher degree of credit risk than general obligations.

Any municipal security that is backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

The portfolio may invest in derivative securities, which may include futures, options and swaps. These types of instruments can increase price fluctuation.

The portfolio invests in high yield or lower-rated securities which may provide greater returns but are subject to greater-than-average risk.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

The portfolio's value will fluctuate in response to market conditions and issuer, regulatory, economic, or political developments. In general, fixed income securities will decline when interest rates rise and will increase when interest rates fall. Many fixed income securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, fixed income securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods.

The portfolio may invest a higher percentage of its assets in a small number of issuers. The portfolio is more susceptible to any (non-diversified) single economic, political or regulatory event affecting those issuers than is a diversified fund.

These risks may increase share price volatility.

In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

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DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
-------------------------------------------------------------------------------

The trust offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount over $100 in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

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PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/05
-----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your trust. It is categorized by broad-based asset classes.

Municipal Bonds - 142.4%
ISSUER                                                                 PAR AMOUNT       $ VALUE
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Airport & Port Revenue - 5.4%
-----------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. RITES, FSA,
8.206%, 2022+(+)                                                    $ 1,500,000   $   1,862,190
-----------------------------------------------------------------------------------------------
Cleveland Cuyahoga County, OH, Port Authority Rev.
(Cleveland City Project), "B", 4.5%, 2030                             1,455,000       1,472,664
-----------------------------------------------------------------------------------------------
Dayton Montgomery County, OH, Port Authority Rev. (Parking
Garage Project), 6.125%, 2024                                         1,130,000       1,197,032
-----------------------------------------------------------------------------------------------
Oklahoma City, OK, Airport Trust Rev., FSA, 5.75%, 2016               3,125,000       3,392,594
-----------------------------------------------------------------------------------------------
Port Authority, NY, Special Obligations Rev. (JFK
International), MBIA, 5.75%, 2022                                     7,000,000       7,539,490
-----------------------------------------------------------------------------------------------
Seattle, WA, Airport Trust Rev., FGIC, 5.625%, 2018                   1,500,000       1,629,465
-----------------------------------------------------------------------------------------------
                                                                                  $  17,093,435
-----------------------------------------------------------------------------------------------
Chemicals - 0.6%
-----------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese
Project), 6.7%, 2030                                                $ 1,920,000   $   2,023,200
-----------------------------------------------------------------------------------------------

General Obligations - General Purpose - 2.6%
-----------------------------------------------------------------------------------------------
Jefferson County, OH, ASST GTY, 7.125%, 2005(++)                    $ 1,000,000   $   1,045,930
-----------------------------------------------------------------------------------------------
Lake County, IL, Land Acquisition & Development, 5.75%, 2017          1,000,000       1,119,140
-----------------------------------------------------------------------------------------------
New York City, NY, 6.125%, 2006(++)                                   2,000,000       2,081,540
-----------------------------------------------------------------------------------------------
New York City, NY, "M", 5%, 2035                                      3,800,000       3,935,014
-----------------------------------------------------------------------------------------------
                                                                                  $   8,181,624
-----------------------------------------------------------------------------------------------
General Obligations - Schools - 0.5%
-----------------------------------------------------------------------------------------------
Aledo, TX, Independent School District, School Building,
"A", PSF, 5.125%, 2033                                              $   955,000   $   1,004,832
-----------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital
Appreciation, Refunding, School Building, FGIC, 0%, 2026              1,285,000         420,208
-----------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital
Appreciation, Refunding, School Building, FGIC, 0%, 2031              1,295,000         313,144
-----------------------------------------------------------------------------------------------
                                                                                  $   1,738,184
-----------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 39.8%
-----------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(South Hills Health Systems), "B", 6.75%, 2025                      $   500,000   $     533,235
-----------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), 9.25%, 2030                             2,000,000       2,353,880
-----------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), "B", 9.25%, 2022                        1,000,000       1,179,560
-----------------------------------------------------------------------------------------------
Athens County, OH, Hospital Facilities Rev. (O'Bleness
Memorial Hospital), "A", 7.125%, 2033                                 1,500,000       1,568,850
-----------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority Rev.
(Thomas Hospital), 5.75%, 2027                                          700,000         697,340
-----------------------------------------------------------------------------------------------
Brookhaven, NY, Civic Facilities Rev. (Memorial Hospital
Medical Center, Inc.), 7.75%, 2010                                      805,000         865,697
-----------------------------------------------------------------------------------------------
California Valley Health Systems, COP, 6.875%, 2023                     740,000         747,111
-----------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic
Facilities Rev. (Women's Christian Assn.), "A", 6.35%, 2017             255,000         260,085
-----------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic
Facilities Rev. (Women's Christian Assn.), "A", 6.4%, 2029              980,000         983,067
-----------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), "A", 6%, 2013                                         540,000         546,901
-----------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), "B", 6.35%, 2013                                      140,000         144,073
-----------------------------------------------------------------------------------------------
Chester County, PA, Health & Educational Facilities Rev.
(Chester County Hospital), 6.75%, 2021                                1,625,000       1,739,611
-----------------------------------------------------------------------------------------------
Citrus County, FL, Hospital Development Authority Rev.
(Citrus Memorial Hospital), 6.25%, 2023                                 985,000       1,051,310
-----------------------------------------------------------------------------------------------
Coffee County, GA, Hospital Authority Rev. (Coffee Regional
Medical Center, Inc.), 5%, 2026                                          40,000          40,585
-----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical
Center), 6.5%, 2020                                                   1,230,000       1,372,606
-----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical
Center), 6.6%, 2025                                                   1,000,000       1,109,760
-----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625%, 2026                                 675,000         754,738
-----------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development Rev.
(McKenna Memorial Hospital), "A", 6.125%, 2022                          500,000         537,355
-----------------------------------------------------------------------------------------------
Crittenden County, AR, Arkansas Hospital Rev., 7%, 2020               1,030,000       1,038,034
-----------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton,
Inc.), 7.5%, 2030                                                     1,330,000       1,498,764
-----------------------------------------------------------------------------------------------
Delaware Health Facilities Authority Rev. (Nanticoke
Memorial Hospital), 5.625%, 2032                                      1,250,000       1,328,163
-----------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.25%, 2013               635,000         656,063
-----------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018            1,500,000       1,544,295
-----------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028              860,000         866,020
-----------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023             250,000         263,280
-----------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Authority Rev.
(Medstar University Hospital), "D", 6.875%, 2007(++)                  1,200,000       1,285,716
-----------------------------------------------------------------------------------------------
Gaylord, MI, Hospital Finance Authority Rev. (Otsego
Memorial Hospital), 6.2%, 2025                                          250,000         249,350
-----------------------------------------------------------------------------------------------
Gaylord, MI, Hospital Finance Authority Rev. (Otsego
Memorial Hospital), 6.5%, 2031                                          295,000         295,277
-----------------------------------------------------------------------------------------------
Grand Forks, ND, Health Care Authority Rev. (Altru Health
Systems Obligation Group), 7.125%, 2024                                 755,000         828,869
-----------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital),
5.75%, 2031                                                           1,000,000       1,055,510
-----------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev.
(Adventist/Sunbelt Hospital), 6%, 2031                                  900,000         981,306
-----------------------------------------------------------------------------------------------
Houston County, AL, Health Care Authority Rev., AMBAC,
6.25%, 2030                                                           2,000,000       2,270,680
-----------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                875,000         921,051
-----------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Hospital Authority
Rev. (Adventist/Sunbelt Hospital), 5.65%, 2024                        1,750,000       1,842,260
-----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Centegra Heath
Systems), 5.25%, 2018                                                 1,000,000       1,024,160
-----------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev.
(Community Hospital Project), "A", AMBAC, 5%, 2035                    1,780,000       1,840,840
-----------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev.
(Munster Medical Research Foundation, Inc.), 6.375%, 2031             3,990,000       4,222,497
-----------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev.
(Riverview Hospital), 6.125%, 2031                                    1,000,000       1,053,730
-----------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority Health
Facilities Rev. (Freeman Health Systems), 5.5%, 2029                    440,000         459,373
-----------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority Health
Facilities Rev. (Freeman Health Systems), 5.75%, 2035                   475,000         509,452
-----------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.5%, 2020                    5,000,000       5,539,750
-----------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Housing Facilities
Board, Hospital Facilities Rev. (Baptist Health Systems),
6.5%, 2031                                                            1,725,000       1,804,454
-----------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL, Health Care Authority Rev.
(Coffee Health Group), MBIA, 5.625%, 2021                             3,000,000       3,312,450
-----------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health System
of East Texas), 6.875%, 2026                                          1,590,000       1,663,951
-----------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health System
of East Texas), 5.7%, 2028                                              995,000       1,025,915
-----------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.75%, 2025                                1,000,000       1,007,540
-----------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.875%, 2034                                 905,000         904,520
-----------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority
Rev. (Medstar Health), 5.5%, 2033                                       380,000         400,284
-----------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority
Rev. (North Arundel Hospital), 6.5%, 2031                             1,500,000       1,708,665
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.
(Berkshire Health Systems), 6.25%, 2031                               1,900,000       2,036,116
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.
(Caritas Christi), 6.5%, 2012                                           600,000         666,114
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.
(Caritas Christi), 5.7%, 2015                                           500,000         518,760
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.
(Jordan Hospital), 5.25%, 2018                                        1,400,000       1,331,610
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.
(Northern Berkshire Health), "B", 6.375%, 2034                          890,000         895,963
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.
(Saints Memorial Medical Center), 6%, 2023                              465,000         466,814
-----------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical
Center), 6.75%, 2029                                                    810,000         899,440
-----------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical
Center), "A", 6.7%, 2019                                                995,000       1,093,545
-----------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities Rev.
(Rush Medical Foundation, Inc.), 5.625%, 2023                           845,000         827,272
-----------------------------------------------------------------------------------------------
Mississippi Hospital Equipment, Health Facilities Rev. (Rush
Medical Foundation, Inc.), 5.4%, 2007                                   210,000         214,152
-----------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority
Rev. (Baptist Health), "A-2", MBIA, 0% to 2007, 5% to 2022            1,725,000       1,581,825
-----------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority
Rev. (Baptist Health), "C", 5.25%, 2029                                 760,000         773,095
-----------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair
Memorial Hospital), 5.625%, 2032                                        435,000         457,033
-----------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic
Facilities Rev. (North Shore Health System), 5.625%, 2010               725,000         782,942
-----------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic
Facilities Rev. (North Shore Health System), 5.875%, 2011               550,000         603,504
-----------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev.
(Covenant Health), 6.5%, 2017                                           915,000       1,047,025
-----------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Catholic Medical Center), 6.125%, 2032                1,000,000       1,045,680
-----------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Littleton Hospital), 5.8%, 2018                       1,000,000         979,620
-----------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev.
(St. Peter's University Hospital), 6.875%, 2030                       3,000,000       3,331,800
-----------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic
Facilities Rev. (Staten Island University Hospital), "A",
6.375%, 2031                                                            500,000         500,545
-----------------------------------------------------------------------------------------------
New York City, NY, Health & Hospital Corp. Rev., 5.25%, 2017            700,000         733,383
-----------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp. Rev. (United
Regional Health Care System, Inc.), 6%, 2023                          1,000,000       1,073,670
-----------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio
Valley Medical Center), 5.75%, 2013                                     850,000         806,854
-----------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), 6.6%, 2031                                                 1,665,000       1,836,778
-----------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital
Financing (Lifespan Obligated Group), 6.5%, 2032                        505,000         563,752
-----------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital
Financing (Lifespan Obligation Group), 6.375%, 2021                   1,805,000       2,040,462
-----------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.375%, 2014                                            955,000         961,933
-----------------------------------------------------------------------------------------------
Russell, KY (Bon Secours Health Systems), ETM, 5.85%, 2005 (++)       3,000,000       3,053,400
-----------------------------------------------------------------------------------------------
Salt Lake City, UT, Hospital Authority Rev. INFLOS, AMBAC,
ETM (Intermountain Health Care), 10.732%, 2020(+),(++)                  600,000         601,812
-----------------------------------------------------------------------------------------------
Scranton-Lackawanna, PA, Health & Welfare Authority Rev.
(Allied Rehab Hospital), 7.125%, 2005                                   285,000         285,479
-----------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Hospital Facilities Board
Hospital Rev. (Methodist Healthcare), 6.375%, 2012(++)                  625,000         745,525
-----------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6.25%, 2012(++)                   315,000         373,209
-----------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), ETM, 6.25%, 2018(++)              185,000         215,172
-----------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), ETM, 6.375%, 2019(++)             375,000         444,705
-----------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority,
Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031        835,000         908,839
-----------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority (Bon
Secours Health Systems, Inc.), "A", 5.625%, 2030                        710,000         739,813
-----------------------------------------------------------------------------------------------
South Carolina Medical University, Hospital Facilities Rev.,
"A", MBIA, 5%, 2031                                                     685,000         710,701
-----------------------------------------------------------------------------------------------
South Dakota Health & Education Facilities Authority Rev.
(Prairie Lakes Health Care System), 5.625%, 2032                        670,000         693,946
-----------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson
Hospital), 5.625%, 2029                                                 870,000         898,710
-----------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev.
(Northcrest Medical Center), 5.25%, 2018                              1,400,000       1,403,696
-----------------------------------------------------------------------------------------------
State of Arkansas, Development Finance Authority Rev.
(Washington Regional Medical Center), 7.25%, 2020                       500,000         560,000
-----------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Authority Rev. (Trinity Health
Center), 6.5%, 2030                                                   1,300,000       1,443,923
-----------------------------------------------------------------------------------------------
Stillwater, OK, Medical Center Authority, 5.625%, 2023                1,000,000       1,055,960
-----------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Southampton Hospital), 7.25%, 2020                                     720,000         741,852
-----------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Southampton Hospital), 7.625%, 2030                                    740,000         777,784
-----------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee
Memorial Healthcare), 6.25%, 2020                                     3,085,000       3,214,138
-----------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro
Health Facilities Development Rev. (Wilson N. Jones Memorial
Hospital), 7.2%, 2021                                                   700,000         717,395
-----------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro
Health Facilities Development Rev. (Wilson N. Jones Memorial
Hospital), 7.25%, 2031                                                1,000,000       1,020,570
-----------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon Health
System), 6.75%, 2021                                                  1,250,000       1,351,850
-----------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health Facilities
Rev. (Morris Hospital), 6.625%, 2031                                    600,000         659,784
-----------------------------------------------------------------------------------------------
Valley, AL, Special Care Facilities, Financing Authority
Rev. (Lanier Memorial Hospital), 5.6%, 2016                             600,000         602,274
-----------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa
Regional Health Center), 6.375%, 2031                                 1,500,000       1,591,995
-----------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev.
(Weirton Hospital Medical Center), 6.375%, 2031                       1,115,000       1,125,336
-----------------------------------------------------------------------------------------------
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center),
6.25%, 2032                                                           1,000,000       1,068,150
-----------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority Rev.
(Ozarks Medical Center), 6.75%, 2024                                    170,000         175,175
-----------------------------------------------------------------------------------------------
West Shore Pennsylvania, Hospital Authority Rev. (Holy
Spirit Hospital), 6.2%, 2026                                          1,250,000       1,346,425
-----------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health
System), 6.25%, 2020                                                  1,500,000       1,693,695
-----------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), 6.875%, 2030                              1,000,000       1,160,810
-----------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), MBIA, 5.25%, 2017                         5,000,000       5,310,750
-----------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. John's Riverside Hospital), 6.8%, 2016                        755,000         788,212
-----------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. John's Riverside Hospital), "A", 7.125%, 2031                 490,000         508,297
-----------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. Joseph's Hospital), "C", 6.2%, 2020                           750,000         665,970
-----------------------------------------------------------------------------------------------
                                                                                  $ 126,613,022
-----------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 12.6%
-----------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co., Retirement
Facilities Rev. (Sears Methodist Retirement), "A", 7%, 2033         $   345,000   $     364,786
-----------------------------------------------------------------------------------------------
Arizona Health Facilities Authority Rev. (The Terraces
Project), 7.75%, 2033+                                                  750,000         790,913
-----------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 7.75%, 2006                               130,000         126,312
-----------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.125%, 2016                            1,085,000         961,809
-----------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.5%, 2026                              2,405,000       2,102,499
-----------------------------------------------------------------------------------------------
Bridgeport, CT, Senior Living Facility Rev. (3030 Park
Retirement Community), 7.25%, 2035                                    1,020,000       1,061,188
-----------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority Rev.
(Beverly Enterprises, Inc.), 10%, 2012                                  440,000         487,551
-----------------------------------------------------------------------------------------------
Chester County, PA, Industrial Development Authority Rev.
(RHA Nursing Home), 8.5%, 2032                                          595,000         596,017
-----------------------------------------------------------------------------------------------
Clarion, PA, Industrial Development Authority Rev. (Beverly
Enterprises, Inc.), 7.5%, 2012                                        1,000,000       1,024,670
-----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Covenant
Retirement Communities, Inc.), "B", 6.125%, 2033                      1,000,000       1,079,680
-----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical
Lutheran), 6.9%, 2025                                                 3,000,000       3,457,710
-----------------------------------------------------------------------------------------------
Contra Costa County, CA, Residential Rental Facilities Rev.
(Cypress Meadows), 7%, 2028*                                            217,707          43,537
-----------------------------------------------------------------------------------------------
Cumberland County, PA, Retirement Community Rev. (Wesley
Affiliated Services), 7.25%, 2035                                     1,000,000       1,069,420
-----------------------------------------------------------------------------------------------
Franklin County, OH, Healthcare Facilities Rev. (Ohio
Presbyterian), 7.125%, 2029                                           1,000,000       1,107,530
-----------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities (Canterbury
Court), "A", 6.125%, 2034                                               330,000         333,132
-----------------------------------------------------------------------------------------------
Grand Prairie, TX, Housing Finance Corp., Independent Senior
Living Center Rev., 7.5%, 2017                                          600,000         606,366
-----------------------------------------------------------------------------------------------
Greenville County, SC, Hospital Rev. (Chestnut Hill) "A",
8%, 2015                                                              2,255,000       2,281,203
-----------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), 5.75%, 2018                                       895,000         894,266
-----------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), 9.25%, 2025                                     1,665,000       2,024,041
-----------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village,
Inc.), 6.875%, 2032                                                     500,000         538,155
-----------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village,
Inc.), "B", 6.25%, 2026                                                 500,000         512,675
-----------------------------------------------------------------------------------------------
Maine Health & Higher Educational Facilities Rev. (Piper
Shores), 7.5%, 2009(++)                                                 825,000         932,283
-----------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Metro Health
Foundation, Inc.), 6.75%, 2027+                                       1,470,000       1,461,165
-----------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of
Millbrae), "A", 7.375%, 2027                                          1,920,000       2,022,182
-----------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health Authority
Rev. (AHF/Montgomery), 10.5%, 2020                                    2,220,000       2,284,047
-----------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev.
(Whitemarsh Continuing Care), 6.125%, 2028                              250,000         261,013
-----------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev.
(Whitemarsh Continuing Care), 6.25%, 2035                               700,000         730,912
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Courthouse
Convalescent Center), "A", 8.7%, 2014                                   650,000         651,716
-----------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority Rev.
(Cherry Hill), 8%, 2027                                               1,000,000       1,051,940
-----------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort
Norfolk Retirement Community), "A", 6%, 2025                            125,000         126,783
-----------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort
Norfolk Retirement Community), "A", 6.125%, 2035                         90,000          90,713
-----------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Inverness
Village), 8%, 2032                                                      250,000         202,798
-----------------------------------------------------------------------------------------------
Reedley, CA, Certificate of Participation (Mennonite Home),
7.5%, 2026                                                            2,760,000       2,854,696
-----------------------------------------------------------------------------------------------
Santa Fe, NM, Industrial Development Rev. (Casa Real Nursing
Home), 9.75%, 2013                                                      895,000         901,757
-----------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown
Village), 7.25%, 2034                                                   820,000         861,131
-----------------------------------------------------------------------------------------------
State of Hawaii, Department of Budget & Finance, Special
Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033             500,000         555,490
-----------------------------------------------------------------------------------------------
Sterling, IL (Hoosier Care), 7.125%, 2034                               715,000         621,442
-----------------------------------------------------------------------------------------------
Washington County, FL, Industrial Development Authority Rev.
(Washington County), 10%, 2016                                          905,000         907,534
-----------------------------------------------------------------------------------------------
Waterford Township, MI, Economic Development Corp. Rev.
(Canterbury Health), 6%, 2039                                         1,500,000       1,219,995
-----------------------------------------------------------------------------------------------
Wilkinsburg, PA, Municipal Authority Health Rev.
(Monroeville Christian/Judea), 8.25%, 2027                              985,000         988,162
-----------------------------------------------------------------------------------------------
                                                                                  $  40,189,219
-----------------------------------------------------------------------------------------------
Human Services - 2.8%
-----------------------------------------------------------------------------------------------
Cheneyville, LA, Westside Habilitation Center Rev.,
8.375%, 2013                                                        $ 1,410,000   $   1,435,183
-----------------------------------------------------------------------------------------------
Iowa Finance Authority, Community Provider (Boys & Girls
Home), 6.25%, 2028                                                      500,000         483,160
-----------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Kidspeace
Corp.), 6%, 2023                                                      3,000,000       2,860,350
-----------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic
Facility Rev. (Special Needs Facilities), 6.5%, 2017                  1,030,000       1,073,456
-----------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic
Facility Rev. (A Very Special Place, Inc.), "A", 5.75%, 2029          1,000,000         919,860
-----------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/
Orlando Healthcare Facilities), 8.75%, 2011                             575,000         578,864
-----------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/
Orlando Healthcare Facilities), 9%, 2031                              1,000,000       1,029,250
-----------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Authority Rev.
(Community Provider), 7.75%, 2017                                       454,000         455,053
-----------------------------------------------------------------------------------------------
                                                                                  $   8,835,176
-----------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 3.1%
-----------------------------------------------------------------------------------------------
Alliance Airport Authority, Inc., Special Facilities Rev.
(AMR Corp.), 7.5%, 2029                                             $ 1,205,000   $     943,515
-----------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (Delta Airlines, Inc.), 7.625%, 2021                  875,000         370,720
-----------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines, Inc.), 7.25%, 2030                300,000         225,750
-----------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines, Inc.), 6.375%, 2035             2,150,000       1,470,063
-----------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines, Inc.) "B", 6.05%, 2029            690,000         680,368
-----------------------------------------------------------------------------------------------
Houston, TX, Airport Systems Special Facilities Rev.
(Continental, Inc.) "E", 6.75%, 2029                                  1,000,000         866,500
-----------------------------------------------------------------------------------------------
Metropolitan Knoxville, TN, Airport Authority Special
Purpose Rev. (Northwest Airlines), 8%, 2032                             465,000         464,075
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special
Facilities Rev. (Continental Airlines, Inc.), 7.2%, 2030              1,595,000       1,448,180
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special
Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029               505,000         410,464
-----------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev.
(Continental Airlines, Inc.), 7.25%, 2008                               205,000         203,141
-----------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev.
(Continental Airlines, Inc.), 8%, 2012                                  300,000         283,617
-----------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (AMR Corp.), "B",
6%, 2035                                                              2,500,000       2,393,125
-----------------------------------------------------------------------------------------------
                                                                                  $   9,759,518
-----------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 1.0%
-----------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC
Corp.), "A", 7%, 2024                                               $ 3,000,000   $   3,032,610
-----------------------------------------------------------------------------------------------

Industrial Revenue - Environmental Services - 3.5%
-----------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid
Waste Disposal Rev. (Browning Ferris, Inc.), "A", 5.8%, 2016        $ 1,000,000   $     960,760
-----------------------------------------------------------------------------------------------
California Statewide Community Development Authority, Solid
Waste Facilities Rev. (Republic Services, Inc.), "A", 4.95%, 2012     1,000,000       1,060,860
-----------------------------------------------------------------------------------------------
Gloucester County, NJ, Solid Waste Resource Recovery Rev.
(Waste Management, Inc.), 6.85%, 2029                                   850,000         947,827
-----------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev.
(Browning Ferris, Inc.), 5.45%, 2014                                  1,750,000       1,656,305
-----------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Solid Waste Disposal
Rev. (Waste Management, Inc.), 5.85%, 2007                            4,500,000       4,656,060
-----------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services, Inc.),
5.625%, 2026                                                            750,000         809,543
-----------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid
Waste Disposal Rev. (New Morgan Landfill Co, Inc./Browning
Ferris, Inc.), 6.5%, 2019                                             1,000,000       1,000,110
-----------------------------------------------------------------------------------------------
                                                                                  $  11,091,465
-----------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.2%
-----------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev.
(Ipsco, Inc.), 6.875%, 2030                                         $   650,000   $     709,417
-----------------------------------------------------------------------------------------------
State of Ohio, Solid Waste Rev. (Republic Engineered
Steels), 8.25%, 2014*                                                 3,000,000               0
-----------------------------------------------------------------------------------------------
                                                                                  $     709,417
-----------------------------------------------------------------------------------------------
Industrial Revenue - Other - 4.6%
-----------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority (Valero
Energy Corp.), 5.6%, 2031                                           $ 1,750,000   $   1,760,658
-----------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.),
6.65%, 2032                                                           1,000,000       1,090,390
-----------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017        2,220,000       2,318,945
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic
Development Rev. (Holt Hauling & Warehousing), 8.4%, 2015+**          1,000,000         520,140
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic
Development Rev. (Holt Hauling & Warehousing), 8.6%, 2017+**          1,000,000         520,100
-----------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial
Receipts, CR-1, 7.875%, 2032##                                        1,270,000       1,319,314
-----------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial
Receipts, CR-2, 7.875%, 2032##                                          580,000         602,521
-----------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority,
Finance Authority Facilities Rev. (Amtrak), "A", 6.25%, 2031          2,000,000       2,077,860
-----------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev.
(Host Marriott LP), 7.75%, 2017                                       3,255,000       3,308,415
-----------------------------------------------------------------------------------------------
Port Corpus Christ, TX, Industrial Development Authority
Rev. (Citgo Petroleum Corp.), 8.25%, 2031                               700,000         752,955
-----------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union
Pacific Corp.), 5.7%, 2026                                              385,000         402,082
-----------------------------------------------------------------------------------------------
                                                                                  $  14,673,380
-----------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 8.8%
-----------------------------------------------------------------------------------------------
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027             $ 1,000,000   $   1,079,850
-----------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev.
(Nekoosa Packaging), "A", 6.55%, 2025                                 1,000,000       1,047,210
-----------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste
Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028                      155,000         156,967
-----------------------------------------------------------------------------------------------
Columbus County, NC, Industrial Facilities & Pollution
Control Financing Authority (International Paper, Co.),
"A", 6.15%, 2021                                                      5,000,000       5,212,750
-----------------------------------------------------------------------------------------------
Courtland, AL, Solid Waste Disposal Rev. (Champion
International Corp.), 6.375%, 2029                                    2,000,000       2,049,560
-----------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), 6.45%, 2012(++)             500,000         570,395
-----------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), "A",
6.25%, 2012(++)                                                       1,000,000       1,126,240
-----------------------------------------------------------------------------------------------
Effingham County, GA, Development Authority, Solid Waste
Disposal Rev. (Fort James), 5.625%, 2018                                850,000         875,602
-----------------------------------------------------------------------------------------------
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024        3,335,000       4,016,541
-----------------------------------------------------------------------------------------------
Isle Wight County, VA, Industrial Development Authority, Solid
Waste Disposal Facilities Rev. (Union Camp Corp.), 6.55%, 2024        4,000,000       4,052,720
-----------------------------------------------------------------------------------------------
Lowndes County, MS, Solid Waste Disposal & Pollution Control
Rev. (Weyerhaeuser Co.), 6.8%, 2022                                   2,000,000       2,459,520
-----------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority (Stone
Container Corp.), 7.2%, 2027                                            880,000         917,752
-----------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev.,
Solid Waste Disposal Rev. (Solvay Paperboard LLC), 6.8%, 2014         1,000,000       1,062,910
-----------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid
Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019                   1,750,000       1,764,070
-----------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid
Waste Disposal Rev. (Chesapeake Corp.), "A", 6.375%, 2019               700,000         705,593
-----------------------------------------------------------------------------------------------
York County, SC, Pollution Control Rev. (Bowater, Inc.),
"A", 7.4%, 2010                                                         935,000         942,069
-----------------------------------------------------------------------------------------------
                                                                                  $  28,039,749
-----------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 1.7%
-----------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev.,
East Valley Tourist (Cabazon Casino) "A", 9.25%, 2020##             $ 1,155,000   $   1,286,647
-----------------------------------------------------------------------------------------------
Capital Trust Agency of Florida Rev. (Seminole Tribe
Convention), 10%, 2033                                                2,000,000       2,243,780
-----------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond
Lakes Utilities), 6.25%, 2017                                         1,000,000       1,032,320
-----------------------------------------------------------------------------------------------
Sandoval County, NM (Santa Ana Pueblo), 7.75%, 2015                     675,000         695,365
-----------------------------------------------------------------------------------------------
                                                                                  $   5,258,112
-----------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.9%
-----------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), "A", 6.6%, 2021                                              $   400,000   $     432,808
-----------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), "A", 6.7%, 2028                                                  600,000         648,762
-----------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers
University), "E", 5.6%, 2025                                            135,000         136,588
-----------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013##          875,000         875,455
-----------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev., Solid
Waste Disposal Rev., 5.9%, 2014                                         340,000         347,698
-----------------------------------------------------------------------------------------------
St. Louis County, MO, Industrial Development Authority Rev.
(Kiel Center Multipurpose Arena), 7.875%, 2024                          300,000         300,519
-----------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building (Seville), "A",
5.1%, 2025                                                              210,000         210,000
-----------------------------------------------------------------------------------------------
                                                                                  $   2,951,830
-----------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 4.7%
-----------------------------------------------------------------------------------------------
Bexar County TX, Multi-Family Housing Rev. (American
Opportunity Housing), "A", MBIA, 5.7%, 2021                         $ 1,250,000   $   1,322,938
-----------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 7.1%, 2009                           1,000,000       1,092,320
-----------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6%, 2019##                           2,000,000       2,124,840
-----------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, Housing Corp., 8.5%, 2011                        815,000         816,646
-----------------------------------------------------------------------------------------------
Eaglebend, CO, Affordable Housing Corp., Multi-Family Rev.
(Housing Project), "A", 6.4%, 2017                                    1,000,000         999,890
-----------------------------------------------------------------------------------------------
Florida Multi-Family Housing Finance Agency Rev. (Center
Court Apartments), 8.5%, 2018                                           865,000         841,567
-----------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040##                      500,000         506,110
-----------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039##                    1,000,000       1,030,070
-----------------------------------------------------------------------------------------------
Memphis, TN, Educational & Housing Facilities (Wesley
Highland Terrace), 8.5%, 2024                                           115,000         114,870
-----------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN,
Health & Educational & Housing Facilities Board Rev.
(Berkshire Place), GNMA, 6%, 2023                                       500,000         530,800
-----------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, 6.875%, 2009                          2,000,000       2,167,800
-----------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, 5.4%, 2049##                          1,000,000         987,630
-----------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal (Northbrook I & II Apartments),
6.15%, 2019**                                                           280,000         145,600
-----------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal (Northbrook I & III
Apartments), "A", 6.25%, 2029**                                         475,000         247,000
-----------------------------------------------------------------------------------------------
San Bernardino County, CA (Equity Residential/Redlands),
"A", 5.2%, 2029                                                       2,000,000       2,085,500
-----------------------------------------------------------------------------------------------
                                                                                  $  15,013,581
-----------------------------------------------------------------------------------------------
Single Family Housing - Local - 1.5%
-----------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015         $    80,000   $      15,714
-----------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Authority Rev., "B",
MBIA, 0%, 2011                                                        3,000,000       1,640,070
-----------------------------------------------------------------------------------------------
Dallas, TX, Housing Finance Corp., Single Family Mortgage
Rev., MBIA, 0%, 2016                                                  3,360,000       1,040,928
-----------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.625%, 2023                                                            315,000         333,922
-----------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.3%, 2032                                                              975,000       1,033,344
-----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 6.45%, 2029                                                  640,000         673,120
-----------------------------------------------------------------------------------------------
                                                                                  $   4,737,098
-----------------------------------------------------------------------------------------------
Single Family Housing - State - 2.8%
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.9%, 2029               $   585,000   $     614,753
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.375%, 2033                 120,000         124,397
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014             8,000           8,111
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023            245,000         251,764
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 6.6%, 2032            265,000         270,904
-----------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., 5.65%, 2021                 2,490,000       2,572,693
-----------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage
Rev., GNMA, 6.4%, 2032                                                  315,000         325,776
-----------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing
Finance "B", 4.8%, 2023                                                 295,000         300,183
-----------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), 6.35%, 2032                          420,000         439,568
-----------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032                    205,000         213,409
-----------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority Single Family Mortgage
Rev., 0%, 2015                                                        7,600,000       2,931,244
-----------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority, "C", 6.25%, 2021                 730,000         753,791
-----------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B",
5.875%, 2030                                                            140,000         143,031
-----------------------------------------------------------------------------------------------
                                                                                  $   8,949,624
-----------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.7%
-----------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev.,
Resource Recovery Facilities (American Ref-fuel), "A",
6.5%, 2008                                                          $ 1,600,000   $   1,674,320
-----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden
Haverhill Associates), 6.7%, 2014                                       725,000         775,960
-----------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resource
Recovery Rev. (Ogden Haverhill Associates), 5.6%, 2019                2,850,000       2,890,698
-----------------------------------------------------------------------------------------------
                                                                                  $   5,340,978
-----------------------------------------------------------------------------------------------
State & Agency - Other - 0.4%
-----------------------------------------------------------------------------------------------
West Virginia, Higher Education Facilities Rev., "B", FGIC,
5%, 2034                                                            $ 1,270,000   $   1,326,566
-----------------------------------------------------------------------------------------------

State & Local Agencies - 2.7%
-----------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission, Building Rev.,
RITES, FGIC, 9.257%, 2016+(+)                                       $ 1,300,000   $   1,645,124
-----------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission, Building Rev.,
RITES, FGIC, 9.257%, 2017+(+)                                         1,050,000       1,331,841
-----------------------------------------------------------------------------------------------
College Park, GA, Industrial Development Authority Rev.
(Civic Center), AMBAC, 5.75%, 2020                                    1,000,000       1,125,540
-----------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.375%, 2028                          2,000,000       2,097,320
-----------------------------------------------------------------------------------------------
Houston, TX, COP, 6.3%, 2020                                            815,000         881,700
-----------------------------------------------------------------------------------------------
King George County, VA, Industrial Development Authority
Lease Rev., FSA, 5%, 2036                                             1,300,000       1,357,421
-----------------------------------------------------------------------------------------------
                                                                                  $   8,438,946
-----------------------------------------------------------------------------------------------
Student Loan Revenue - 0.2%
-----------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev.,
7.95%, 2030                                                         $   650,000   $     690,307
-----------------------------------------------------------------------------------------------

Tax - Other - 1.8%
-----------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2017                       $   250,000   $     250,913
-----------------------------------------------------------------------------------------------
Dade County, FL, Special Obligations Rev., Capital
Appreciation Bond, "B", AMBAC, 0%, 2008(++)                          15,080,000       3,041,033
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.5%, 2024                                                         340,000         359,424
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.75%, 2029                                                        615,000         651,789
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.5%, 2031                                                         270,000         280,233
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.75%, 2034                                                        410,000         430,221
-----------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., 6%, 2006                  250,000         255,633
-----------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018         500,000         518,865
-----------------------------------------------------------------------------------------------
                                                                                  $   5,788,111
-----------------------------------------------------------------------------------------------
Tax Assessment - 4.2%
-----------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev.
(Pittsburgh Mills), 5.1%, 2014                                      $   235,000   $     243,277
-----------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev.
(Pittsburgh Mills), 5.6%, 2023                                          150,000         157,896
-----------------------------------------------------------------------------------------------
Capital Region Community Development District of FL, Capital
Improvement Rev., "B", 5.95%, 2006                                      160,000         161,267
-----------------------------------------------------------------------------------------------
Chicago IL, Ryan Garfield Tax Increment Allocation, 10.125%, 2007       610,000         610,817
-----------------------------------------------------------------------------------------------
Concorde Estates Community Development District, FL, Capital
Improvement Rev., "B", 5%, 2011                                         905,000         910,611
-----------------------------------------------------------------------------------------------
Fishhawk Community Development District of FL, 5.125%, 2009           1,055,000       1,062,459
-----------------------------------------------------------------------------------------------
Heritage Isles, FL, Community Development District, "A",
5.75%, 2005                                                             135,000         135,000
-----------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8%, 2011                        870,000         909,141
-----------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 6%, 2018                     925,000         966,422
-----------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, "B", 5.125%, 2009        565,000         570,085
-----------------------------------------------------------------------------------------------
Lakes By The Bay South Community Development District, FL,
Special Assessment, "B", 5.3%, 2009                                   1,140,000       1,151,822
-----------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9%, 2012                             1,010,000       1,013,727
-----------------------------------------------------------------------------------------------
Middle Village Community Development District, FL, Special
Assessment, "B", 5%, 2009                                               745,000         749,679
-----------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special
Assessment (Palm Beach Gardens), "A", 5.9%, 2035                        255,000         262,056
-----------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special
Assessment (Palm Beach Gardens), "B", 5.375%, 2014                      455,000         463,122
-----------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev.,
5.4%, 2008                                                              150,000         151,041
-----------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., "B",
5%, 2010                                                                730,000         737,431
-----------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District Rev.,
"B", 5.625%, 2014                                                     1,260,000       1,288,552
-----------------------------------------------------------------------------------------------
Preserve At Wilderness Lake, FL, Community Development
District, Capital Improvement, "B", 5%, 2009                            645,000         644,071
-----------------------------------------------------------------------------------------------
Reunion East Community Development District, FL, Special
Assessment, 5.9%, 2007                                                  195,000         197,946
-----------------------------------------------------------------------------------------------
Sterling Hill Community Development District, FL, Capital
Improvement Rev., 5.5%, 2010                                            535,000         542,517
-----------------------------------------------------------------------------------------------
Villasol Community Development District, FL, Special
Assessment Rev., "B", 5.375%, 2008                                      515,000         522,416
-----------------------------------------------------------------------------------------------
                                                                                  $  13,451,355
-----------------------------------------------------------------------------------------------
Tobacco - 5.1%
-----------------------------------------------------------------------------------------------
Badger Tobacco, WI (Asset Securitization Corp.), 6.125%, 2027       $ 4,305,000   $   4,406,469
-----------------------------------------------------------------------------------------------
California Statewide Financing Authority, Tobacco
Settlement, 5.625%, 2029                                              1,795,000       1,793,259
-----------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                 1,210,000       1,237,431
-----------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization, Tobacco
Settlement, "A", 5%, 2021                                               980,000         987,183
-----------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization, Tobacco
Settlement, 7.8%, 2042                                                1,000,000       1,148,440
-----------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, "B", 5.3%, 2025                                         2,000,000       1,893,320
-----------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                    1,435,000       1,413,977
-----------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                  1,005,000       1,004,266
-----------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028             1,000,000       1,027,470
-----------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, "B", 6%, 2022            1,260,000       1,280,047
-----------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                     160,000         167,194
-----------------------------------------------------------------------------------------------
                                                                                  $  16,359,056
-----------------------------------------------------------------------------------------------
Toll Roads - 1.6%
-----------------------------------------------------------------------------------------------
Arapahoe County, CO, Capital Improvement Highway Rev., "C",
0%, 2005(++)                                                        $ 1,000,000   $     482,260
-----------------------------------------------------------------------------------------------
E-470 Public Highway Authority, Colorado Rev., Capital
Appreciation, "B", MBIA, 0%, 2027                                     4,115,000       1,267,214
-----------------------------------------------------------------------------------------------
Niagara Falls, NY, Bridge Commission, Toll Rev., RITES,
FGIC, 7.285%, 2015+(+)                                                1,500,000       1,850,580
-----------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2011                1,000,000         618,400
-----------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2015                1,750,000         972,423
-----------------------------------------------------------------------------------------------
                                                                                  $   5,190,877
-----------------------------------------------------------------------------------------------
Transportation - Special Tax - 3.1%
-----------------------------------------------------------------------------------------------
Missouri Highways & Transportation Commission, State Road
Rev., "A", 5.625%, 2018                                             $ 4,500,000   $   4,983,345
-----------------------------------------------------------------------------------------------
Telluride, CO (Gondola Transit Co.), 9%, 2006(++)                       750,000         794,798
-----------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola
Transit Co.), ETM, 11.5%, 2012(++)                                    2,900,000       4,220,196
-----------------------------------------------------------------------------------------------
                                                                                  $   9,998,339
-----------------------------------------------------------------------------------------------
Universities - Colleges - 3.8%
-----------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A.
College of Chiropractic), 5.6%, 2017                                $   750,000   $     735,900
-----------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025            2,500,000       3,181,575
-----------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana
College), "A", 5.625%, 2022                                             400,000         428,588
-----------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York
Institute of Technology), 7.5%, 2006(++)                              2,500,000       2,647,100
-----------------------------------------------------------------------------------------------
Louisiana State University (Health Sciences Center Project),
MBIA, 6.375%, 2031                                                    2,500,000       2,874,850
-----------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College
of Art & Design, Inc.), 6.5%, 2009(++)                                  625,000         713,063
-----------------------------------------------------------------------------------------------
State of Massachusetts, Development Finance Agency Rev.
(Eastern Nazarene College), 5.625%, 2029                                500,000         483,710
-----------------------------------------------------------------------------------------------
University of Arkansas, University Rev. (UAMS Campus), "B",
MBIA, 5%, 2034                                                          300,000         315,507
-----------------------------------------------------------------------------------------------
University of Colorado Enterprise Systems Rev., Refunding &
Improvement, FGIC, 5%, 2030                                             635,000         671,017
-----------------------------------------------------------------------------------------------
                                                                                  $  12,051,310
-----------------------------------------------------------------------------------------------
Universities - Secondary Schools - 1.4%
-----------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev.
(Escondido Charter High School), 7.5%, 2023                         $   585,000   $     599,356
-----------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev.
(Escondido Charter High School), 7.5%, 2036                           1,000,000       1,026,430
-----------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (Detroit Academy of
Arts & Sciences), 8%, 2031                                            1,000,000       1,057,740
-----------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service
Learning Academy), 7.625%, 2021                                       1,000,000       1,076,580
-----------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education
Rev. (Arizona Charter Schools), "C", 6.75%, 2031                        500,000         527,505
-----------------------------------------------------------------------------------------------
                                                                                  $   4,287,611
-----------------------------------------------------------------------------------------------
Utilities - Cogeneration - 2.2%
-----------------------------------------------------------------------------------------------
Alaska Industrial Development Export Authority, Power Rev.,
Upper Lynn Canal Regional Power, 5.8%, 2018                         $   830,000   $     796,211
-----------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev.
(Panther Creek Partners), 6.65%, 2010                                 2,370,000       2,555,879
-----------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration),
6%, 2025                                                              2,260,000       2,283,278
-----------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev.,
Resources Recovery Rev. (Northampton Generating), 6.4%, 2009            350,000         354,330
-----------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev.,
Resources Recovery Rev. (Northampton Generating), 6.5%, 2013          1,000,000       1,012,620
-----------------------------------------------------------------------------------------------
                                                                                  $   7,002,318
-----------------------------------------------------------------------------------------------
Utilities - Investor Owned - 12.2%
-----------------------------------------------------------------------------------------------
Brazos River Authority, TX (Reliant Energy, Inc.), "A",
5.375%, 2019                                                        $   500,000   $     512,070
-----------------------------------------------------------------------------------------------
Brazos River Authority, TX, Authority Texas Rev. (Reliant
Energy, Inc.), "B", AMBAC, 5.125%, 2020                               2,000,000       2,103,440
-----------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas
Utility Co.), 7.7%, 2033                                                575,000         677,511
-----------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas
Utility Co.), "B", 6.3%, 2032                                           500,000         537,840
-----------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas
Utility Co.), "C", 6.75%, 2038                                          715,000         781,266
-----------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board,
Pollution Control Rev. (Entergy Gulf States, Inc.), 5.45%, 2010       1,250,000       1,267,813
-----------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution
Control Rev. (Southern California Edison Co.), "B", 6.4%, 2024        1,000,000       1,003,330
-----------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev.
(Connecticut Light & Power Co.), 5.85%, 2028                          2,000,000       2,131,820
-----------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev.
(Connecticut Light & Power Co.), 5.95%, 2028                          2,270,000       2,411,830
-----------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 5.8%, 2022                                                  2,105,000       2,149,016
-----------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), "A", 6.3%, 2016                                             2,195,000       2,348,496
-----------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Portland General),
5.2%, 2033                                                              230,000         242,869
-----------------------------------------------------------------------------------------------
Matagorda County, TX (Centerpoint Energy), 5.6%, 2027                 1,500,000       1,559,415
-----------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Central Power
& Light Co.), 4.55%, 2029                                             2,000,000       2,041,960
-----------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant
Energy), 5.95%, 2030                                                  1,655,000       1,684,211
-----------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority
Rev. (UAE Mecklenburg, LP), 6.5%, 2017                                  800,000         897,048
-----------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Pollution Control
Rev. (Public Service of New Hampshire), 6%, 2021                      1,000,000       1,052,710
-----------------------------------------------------------------------------------------------
Ohio Air Quality Development Authority Rev., Pollution
Control, Rev. (Cleveland Electric) "B", 6%, 2020                      3,000,000       3,167,340
-----------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev.
(Reliant Energy Seward), "A", 6.75%, 2036                             1,155,000       1,246,926
-----------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev.
(Tucson Electric Power Co.), "A", 6.1%, 2025                            650,000         650,852
-----------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev.
(Tucson Electric Power Co.), "C", 6%, 2029                            2,905,000       2,909,096
-----------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority
Rev. (Multi-trade of Pittsylvania), 7.5%, 2014                        3,000,000       3,094,020
-----------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General
Electric), 5.2%, 2033                                                   550,000         580,773
-----------------------------------------------------------------------------------------------
Trinity River Authority, TX, Pollution Control Rev. (TXU
Electric Co.), 6.25%, 2028                                              500,000         545,295
-----------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 7.7%, 2014                                       550,000         552,107
-----------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 5.8%, 2015                                     1,500,000       1,503,555
-----------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 5.8%, 2016                                     1,000,000       1,014,360
-----------------------------------------------------------------------------------------------
                                                                                  $  38,666,969
-----------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 2.9%
-----------------------------------------------------------------------------------------------
California State Department Water Resources Power Supply
Rev. "A", 5.75%, 2017                                               $ 1,250,000   $   1,396,613
-----------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, Power Systems
Rev., "B", 5.55%, 2014                                                2,150,000       2,297,168
-----------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency (Catawba Electric
Rev.) "B", 6.5%, 2020                                                 2,000,000       2,252,520
-----------------------------------------------------------------------------------------------
Seattle, WA, Municipal Light & Power Rev., 5.625%, 2017               3,000,000       3,299,520
-----------------------------------------------------------------------------------------------
Southern California Public Power Authority (Transmission
Project Rev.), RIBS, 9.688%, 2012(+)                                    100,000         101,282
-----------------------------------------------------------------------------------------------
                                                                                  $   9,347,103
-----------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 2.0%
-----------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority
Rev., 5.5%, 2033                                                    $ 5,000,000   $   5,435,150
-----------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance
Authority, Rev., "D", 5%, 2038                                          760,000         792,452
-----------------------------------------------------------------------------------------------
                                                                                  $   6,227,602
-----------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $425,622,669)                              $453,057,692
-----------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.2%
-----------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "B", 3%, due 5/05/05            $   100,000   $     100,000
-----------------------------------------------------------------------------------------------
Massachusetts Health & Higher Educational Facilities
Authority Rev., Capital Assets Program, "D", 3%, due 5/02/05            200,000         200,000
-----------------------------------------------------------------------------------------------
New Castle, PA, Area Hospital Authority (Jameson Memorial
Hospital), 3.03%, due 5/04/05                                           125,000         125,000
-----------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev.,
Pooled Hospital Loan Program, 3.05%, due 5/02/05                        100,000         100,000
-----------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 3.02%,
due 5/05/05                                                              65,000          65,000
-----------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                              $     590,000
-----------------------------------------------------------------------------------------------
Total Investments(+) (Identified Cost, $426,212,669)                              $ 453,647,692
-----------------------------------------------------------------------------------------------

Preferred Shares (Issued by the Trust) - (44.0)%                                  $(140,031,488)
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.4%                                                 4,616,192
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $ 318,232,396
-----------------------------------------------------------------------------------------------
   * Non-income producing security - in default.
   + Restricted security.
 (+) Inverse floating rate security.
(++) Refunded bond.
 ** Interest received was less than stated coupon rate.
 ## SEC Rule 144A restriction.
(+) As of April 30, 2005 one security representing $0 and 0% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:

COP=      Certificate of Participation
ETM=      Escrowed to Maturity

Insurers                                         Inverse Floaters

AMBAC    = AMBAC Indemnity Corp.                 INFLOS = Inverse Floating Security
ASST GTY = Asset Guaranty Insurance Co.          RIBS   = Residual Interest Bonds
FGIC     = Financial Guaranty Insurance Co.      RITES  = Residual Interest Tax-Exempt Security
FSA      = Financial Security Assurance, Inc.
GNMA     = Government National Mortgage Assn.
MBIA     = Municipal Bond Investors Corp.
PSF      = Permanent School Fund

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your trust's balance sheet, which details the assets and liabilities composing the total value of your trust.

AT 4/30/05

ASSETS

Investments, at value (identified cost, $426,212,669)           $453,647,692
--------------------------------------------------------------------------------------------------
Cash                                                                   5,111
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                    1,177,585
--------------------------------------------------------------------------------------------------
Interest receivable                                                8,522,560
--------------------------------------------------------------------------------------------------
Unrealized appreciation on interest rate swap agreements              62,617
--------------------------------------------------------------------------------------------------
Other assets                                                           2,181
--------------------------------------------------------------------------------------------------
Total assets                                                                          $463,417,746
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable on common shares                              $160,659
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                  3,780,933
--------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swap agreements             885,581
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                      24,217
--------------------------------------------------------------------------------------------------
  Transfer agent and dividend disbursing costs                        28,842
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     394
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               273,236
--------------------------------------------------------------------------------------------------
Series T and Series TH auction preferred shares (5,600
shares issued and outstanding at $25,000 per share) at
liquidation value plus cumulative unpaid dividends               140,031,488
--------------------------------------------------------------------------------------------------
Total liabilities                                                                     $145,185,350
--------------------------------------------------------------------------------------------------
Net assets applicable to common shares                                                $318,232,396
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital - common shares                                 $328,467,761
--------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments             26,612,059
--------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments              (43,550,605)
--------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                    6,703,181
--------------------------------------------------------------------------------------------------
Net assets applicable to common shares                                                $318,232,396
--------------------------------------------------------------------------------------------------
Preferred shares, at value (5,600 shares issued and
outstanding at $25,000 per share)                                                      140,000,000
--------------------------------------------------------------------------------------------------
Net assets including preferred shares                                                 $458,232,396
--------------------------------------------------------------------------------------------------
Common shares of beneficial interest outstanding
(39,850,554 shares issued less 55,500 treasury shares)                                  39,795,054
--------------------------------------------------------------------------------------------------
Net asset value per common share ($318,232,396/39,795,054)                                   $8.00
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much your trust received in investment income and paid in expenses. It also describes any gains and/or losses generated by trust operations.

SIX MONTHS ENDED 4/30/05

NET INVESTMENT INCOME

Interest income                                                                        $14,339,373
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                   $1,786,817
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                               22,569
--------------------------------------------------------------------------------------------------
  Transfer agent and dividend disbursing costs                         76,160
--------------------------------------------------------------------------------------------------
  Administrative fee                                                   20,655
--------------------------------------------------------------------------------------------------
  Preferred shares remarketing agent fee                              173,704
--------------------------------------------------------------------------------------------------
  Custodian fee                                                        59,664
--------------------------------------------------------------------------------------------------
  Printing                                                             25,272
--------------------------------------------------------------------------------------------------
  Postage                                                              43,218
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        20,722
--------------------------------------------------------------------------------------------------
  Legal fees                                                            5,836
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                        73,432
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $2,308,049
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (11,547)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                            (705)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $2,295,797
--------------------------------------------------------------------------------------------------
Net investment income                                                                  $12,043,576
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                         $(5,406,680)
--------------------------------------------------------------------------------------------------
  Swap transactions                                                (2,461,265)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                $(7,867,945)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                     $11,259,513
--------------------------------------------------------------------------------------------------
  Swap transactions                                                 1,980,646
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                              $13,240,159
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                  $5,372,214
--------------------------------------------------------------------------------------------------
Distributions declared from preferred shares                                           $(1,285,744)
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $16,130,046
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                         SIX MONTHS ENDED               YEAR ENDED
                                                                  4/30/05                 10/31/04
                                                              (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                         $12,043,576              $23,772,695
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                        (7,867,945)              (1,940,843)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                      13,240,159                8,313,314
--------------------------------------------------------------------------------------------------
Distributions declared from preferred shares                   (1,285,744)              (1,507,808)
--------------------------------------------------------     ------------            -------------
Change in net assets from operations                          $16,130,046              $28,637,358
--------------------------------------------------------     ------------            -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                   $(10,863,889)            $(21,706,248)
--------------------------------------------------------     ------------            -------------

TRUST SHARE (PRINCIPAL) TRANSACTIONS

Net asset value of shares issued to common shareholders
in reinvestment of distributions                                 $141,292                 $511,173
--------------------------------------------------------     ------------            -------------
Total change in net assets                                     $5,407,449               $7,442,283
--------------------------------------------------------     ------------            -------------

NET ASSETS

At beginning of period                                       $312,824,947             $305,382,664
--------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $6,703,181 and $6,809,238,
respectively)                                                $318,232,396             $312,824,947
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the trust's operation). Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust (assuming reinvestment of all distributions) held for the entire period.

                                      SIX MONTHS                                   YEAR ENDED 10/31
                                         ENDED          -----------------------------------------------------------------------
                                        4/30/05            2004            2003            2002            2001            2000
                                      (UNAUDITED)

Net asset value, beginning of period   $7.86              $7.69           $7.61           $7.93           $7.79           $7.96
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)

  Net investment income^               $0.30              $0.60           $0.61           $0.64           $0.64           $0.53
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments            0.14               0.16            0.04           (0.38)           0.18           (0.17)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions declared to
  shareholders on preferred
  shares                               (0.03)             (0.04)          (0.04)          (0.05)          (0.10)             --
------------------------------------  ------             ------          ------          ------          ------          ------
Total from investment
operations                             $0.41              $0.72           $0.61           $0.21           $0.72           $0.36
------------------------------------  ------             ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income,
  common shares                       $(0.27)            $(0.55)         $(0.53)         $(0.53)         $(0.53)         $(0.53)
------------------------------------  ------             ------          ------          ------          ------          ------
  Preferred shares offering
  cost charged to paid-in
  capital                                $--                $--             $--             $--          $(0.05)            $--
------------------------------------  ------             ------          ------          ------          ------          ------
Net asset value, end of period         $8.00              $7.86           $7.69           $7.61           $7.93           $7.79
------------------------------------  ------             ------          ------          ------          ------          ------
Common share market value, end
of period                              $7.85              $7.83           $7.49           $7.15           $7.83           $7.38
------------------------------------  ------             ------          ------          ------          ------          ------
Total return at common market
value (%)&                              3.78(++)          12.22           12.51           (2.23)          13.58           11.27
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                       SIX MONTHS                                   YEAR ENDED 10/31
                                         ENDED          ----------------------------------------------------------------------
                                        4/30/05           2004             2003           2002            2001            2000
                                      (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS APPLICABLE TO
COMMON SHARES/SUPPLEMENTAL DATA:^

Expenses##+                              1.48(+)          1.46            1.51            1.56            1.49            1.11
------------------------------------------------------------------------------------------------------------------------------
Net investment income+(S)                7.73(+)          7.70            7.98            8.26            8.12            6.76
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          7                9              11              16              26              18
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $318,232         $312,825        $305,383        $302,010        $312,996        $305,789
------------------------------------------------------------------------------------------------------------------------------

^   Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the trust for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the trust, the net investment income per share and the ratios would have been:

Net investment income+(S)               $0.30*           $0.60*            $--             $--             $--             $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
APPLICABLE TO COMMON SHARES:

Expenses##+                              1.48*(+)         1.46*             --              --              --              --
------------------------------------------------------------------------------------------------------------------------------
Net investment income+(S)                7.73*(+)         7.70*             --              --              --              --
------------------------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL RATIOS (%):

  Ratios of expenses to average
  net assets including preferred
  shares##+                              1.02(+)          1.00            1.03            1.07            1.07            1.11
------------------------------------------------------------------------------------------------------------------------------
  Preferred shares dividends             0.82(+)          0.49            0.48            0.68            1.28              --
------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  available to common shares(S)          6.90(+)          7.22            7.50            7.58            6.84            6.76
------------------------------------------------------------------------------------------------------------------------------

SENIOR SECURITIES:

  Total preferred shares
  outstanding                           5,600            5,600           5,600           5,600           5,600              --
------------------------------------------------------------------------------------------------------------------------------
  Asset coverage per preferred
  share++                             $81,827          $80,862         $79,533         $79,090         $80,897              --
------------------------------------------------------------------------------------------------------------------------------
  Involuntary liquidation
  preference per preferred share      $25,000          $25,000         $25,000         $25,000         $25,000              --
------------------------------------------------------------------------------------------------------------------------------
  Approximate market value per
  preferred share                     $25,000          $25,000         $25,000         $25,000         $25,000              --
------------------------------------------------------------------------------------------------------------------------------

 (S) As required, effective November 1, 2001, the trust has adopted the provisions of the AICPA Audit and Accounting Guide for
     Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
     October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01, and to increase the ratio of net investment income to average net assets by 0.07%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
   + Ratio excludes dividend payment on auction preferred shares.
  ++ Calculated by substracting the trust's total liabilities (not including preferred shares) from the trust's total assets and dividing this by the number of preferred shares outstanding.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 (+) Annualized.
(++) Not annualized.
   * The reimbursement per share amount and ratios were less than $0.01 and 0.01%, respectively.
   & From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Municipal Income Trust (the trust) is a non-diversified trust that is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline in value.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the trust's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the trust's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

SWAP AGREEMENTS - The trust may enter into swap agreements. A swap is an exchange of cash payments between the trust and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The trust uses swaps for both hedging and non-hedging purposes. For hedging purposes, the trust may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the trust may use swaps to take a position on anticipated changes in the underlying financial index.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, for example the exchange of fixed rate interest payments for floating rate interest payments which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and is recorded as net interest income or expense. For financial statement purposes, the net interest income or expense periodically recognized for an interest rate swap is recorded in the same line item as any unrealized and realized gains or losses recognized for that instrument. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the trust.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. The trust may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the trust. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high- yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount, for the six months ended April 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the trust from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the trust intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the trust to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2004 and October 31, 2003 was as follows:

                                                 10/31/04           10/31/03
Distributions declared from:
------------------------------------------------------------------------------
  Tax-exempt income                           $23,043,028        $22,599,683
------------------------------------------------------------------------------
  Ordinary income                                 171,028             41,603
------------------------------------------------------------------------------
Total distributions declared                  $23,214,056        $22,641,286
------------------------------------------------------------------------------

As of October 31, 2004 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed tax-exempt income                 $7,792,198
          ----------------------------------------------------------
          Undistributed ordinary income                       60,086
          ----------------------------------------------------------
          Capital loss carryforward                      (36,437,335)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)          14,002,173
          ----------------------------------------------------------
          Other temporary differences                       (918,644)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

          EXPIRATION DATE

          October 31, 2005                              $(16,518,819)
          ----------------------------------------------------------
          October 31, 2006                                (1,383,806)
          ----------------------------------------------------------
          October 31, 2009                                (2,847,429)
          ----------------------------------------------------------
          October 31, 2010                                (2,883,947)
          ----------------------------------------------------------
          October 31, 2011                               (10,944,821)
          ----------------------------------------------------------
          October 31, 2012                                (1,858,513)
          ----------------------------------------------------------
          Total                                         $(36,437,335)
          ----------------------------------------------------------

AUCTION PREFERRED SHARES - The trust has issued 2,800 shares of Auction Preferred Shares (APS), series T and 2,800 of Auction Preferred Shares (APS), series TH. Dividends are cumulative at a rate that is reset every seven days for both series through an auction process. During the six months ended April 30, 2005 the dividend rates ranged from 1.495% to 2.76%. The trust pays an annual fee equivalent to 0.25% of the preferred share liquidation value for remarketing efforts associated with the preferred auction. The APS are redeemable at the option of the trust in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied. The trust is required to maintain certain asset coverage with respect to the APS as defined in the trust's By-Laws and the Investment Company Act of 1940.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the trust's average daily net assets and 6.32% of gross investment income. Management fees from net assets and gross investment income incurred for the six months ended April 30, 2005 were at an effective rate of 0.79% of average daily net assets, including preferred shares, on an annualized basis.

The trust pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). The trust has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense of $4,687 for retired Independent Trustees for the six months ended April 30, 2005.

This trust and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The trust paid MFS an administrative fee up to the following annual percentage rates of the trust's average daily net assets:

                                   BEGINNING OF
                                  PERIOD THROUGH
EFFECTIVE DATE                        2/28/05            3/01/05

First $2 billion                     0.01120%            0.01626%
-----------------------------------------------------------------------
Next $2.5 billion                    0.00832%            0.01206%
-----------------------------------------------------------------------
Next $2.5 billion                    0.00032%            0.00056%
-----------------------------------------------------------------------
In excess of $7 billion              0.00000%            0.00000%
-----------------------------------------------------------------------

For the six months ended April 30, 2005, the trust paid MFS $20,655, equivalent to 0.00915% of average daily net assets including preferred shares, to partially reimburse MFS for the costs of providing administrative services.

TRANSFER AGENT - Included in transfer agent and dividend disbursing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as registrar and dividend disbursing agent for the trust. The agreement provides that the trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. These fees amounted to $32,615 for the six months ended April 30, 2005. Also included in transfer agent and dividend disbursing costs are out-of-pocket expenses, paid to MFSC, which amounted to $38,009 for the six months ended April 30, 2005, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $36,847,003 and $33,046,551, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $425,560,577
          ----------------------------------------------------------
          Gross unrealized appreciation                  $31,180,209
          ----------------------------------------------------------
          Gross unrealized depreciation                   (3,093,094)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $28,087,115
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest.

During the six months ended April 30, 2005, the trust did not repurchase any shares. Transactions in the trust were as follows:


                                Six months ended 4/30/05  Year ended 10/31/04
                                   SHARES      AMOUNT      SHARES     AMOUNT

Shares issued to shareholders in
reinvestment of distributions        17,976     $141,292    64,891    $511,173
--------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the trust for the six months ended April 30, 2005 was $1,255, and is included in miscellaneous expense. The trust had no significant borrowings during the six months ended April 30, 2005.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements

Interest Rate Swaps

                                    NOTIONAL
                                    PRINCIPAL                                                           UNREALIZED
                                    AMOUNT OF          CASH FLOWS PAID        CASH FLOWS RECEIVED      APPRECIATION
EXPIRATION            CURRENCY      CONTRACT            BY THE TRUST             BY THE TRUST         (DEPRECIATION)

      8/16/15           USD        12,000,000        Fixed - 10 Year BMA     Floating - 7 Day BMA          $(148,850)
                                                    Swap Index, (3.799%)          Swap Index
------------------------------------------------------------------------------------------------------------------------
     10/06/20           USD        30,000,000        Fixed - 15 Year BMA     Floating - 7 Day BMA           (736,731)
                                                    Swap Index, (4.101%)          Swap Index
------------------------------------------------------------------------------------------------------------------------
      8/16/25           USD        20,000,000       Fixed - 20 Year LIBOR     Floating - 3 Month              62,617
                                                    Swap Index, (4.954%)       LIBOR Swap Index
------------------------------------------------------------------------------------------------------------------------
                                                                                                           $(822,964)
------------------------------------------------------------------------------------------------------------------------

(8) RESTRICTED SECURITIES

At April 30, 2005, the trust owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 2.18% of net assets, including preferred shares, which may not be publicly sold without registration under the Securities Act of 1933. The trust does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                     DATE OF
DESCRIPTION                                      ACQUISITION          PAR AMOUNT             COST            VALUE

Arizona Health Facilities Authority Rev.
(The Terraces Project), 7.75%, 2033                 10/17/03             750,000         $736,845         $790,913
--------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport
Rev., RITES, FSA, 8.206%, 2022                       8/21/03           1,500,000        1,599,510        1,862,190
--------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission,
Building Rev., RITES, FGIC, 9.257%, 2016             3/11/99           1,300,000        1,403,610        1,645,124
--------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission,
Building Rev., RITES, FGIC, 9.257%, 2017             3/11/99           1,050,000        1,123,542        1,331,841
--------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency
Rev. (Metro Health Foundation, Inc.),
6.75%, 2027,                                         7/18/96           1,470,000          985,940        1,461,165
--------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
Economic Development Rev. (Holt Hauling &
Warehousing), 8.4%, 2015                             1/30/97           1,000,000        1,049,280          520,140
--------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
Economic Development Rev. (Holt Hauling &
Warehousing), 8.6%, 2017                             1/30/97           1,000,000        1,051,940          520,100
--------------------------------------------------------------------------------------------------------------------
Niagara Falls, NY, Bridge Commission, Toll
Rev., RITES, FGIC, 7.285%, 2015                      5/21/99           1,500,000        1,609,680        1,850,580
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $9,982,053
--------------------------------------------------------------------------------------------------------------------

(9) CONCENTRATION OF CREDIT RISK

At April 30, 2005, 19.27% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.46% of total investments.

(10) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

While these developments relate to MFS and the MFS' open-end funds, there can be no assurance that these developments, or the adverse publicity associated with these developments, will not result in an increase to the market discount of the MFS closed-end fund shares or other adverse consequences.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees and Shareholders of MFS Municipal Income Trust:

We have reviewed the accompanying statement of assets and liabilities, including the portfolio of investments, of the MFS Municipal Income Trust (the "Trust"), as of April 30, 2005, and the related statement of operations, statement of changes in net assets, and the financial highlights for the six-month period then ended. These interim financial statements are the responsibility of the Trust's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of assets and liabilities, including the portfolio of investments, of the MFS Municipal Income Trust (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended; and in our report dated December 20, 2004, we expressed an unqualified opinion on those financial statements.

The statement of changes in net assets for the year ended October 31, 2004 and the financial highlights for the five year in period ended October 31, 2004 taken from these financial statements are included herein.

DELOITTE & TOUCHE LLP

June 23, 2005

------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 4/30/05
------------------------------------------------------------------------------

At the annual meeting of shareholders of MFS Municipal Income Trust, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees of common shares:

                                                 NUMBER OF COMMON SHARES
                                           -----------------------------------
NOMINEE                                      AFFIRMATIVE    WITHHOLD AUTHORITY

Lawrence H. Cohn                           33,510,589.098      711,390.470
------------------------------------------------------------------------------
David H. Gunning                           33,593,762.597      628,216.971
------------------------------------------------------------------------------
William R. Gutow                           33,550,884.597      671,094.971
------------------------------------------------------------------------------
Michael Hegarty                            33,588,449.111      633,530.457
------------------------------------------------------------------------------
Amy B. Lane                                33,597,396.800      624,582.768
------------------------------------------------------------------------------
Robert J. Manning                          33,551,202.597      670,776.971
------------------------------------------------------------------------------
Robert C. Pozen                            33,580,041.597      641,937.971
------------------------------------------------------------------------------
J. Dale Sherratt                           33,563,431.597      658,547.971
------------------------------------------------------------------------------
Laurie J. Thomsen                          33,563,990.260      657,989.308
------------------------------------------------------------------------------

ITEM 2. To elect a Board of Trustees of preferred shares:

                                               NUMBER OF PREFERRED SHARES
                                           -----------------------------------
NOMINEE                                      AFFIRMATIVE    WITHHOLD AUTHORITY

J. Atwood Ives                                5,187.000           23.000
------------------------------------------------------------------------------
Lawrence T. Perera                            5,187.000           23.000
------------------------------------------------------------------------------

------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call      1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time

Write to: State Street Bank and Trust Company
          c/o MFS Service Center, Inc.
          P.O. Box 55024
          Boston, MA 02205-5024

NUMBER OF SHAREHOLDERS

As of April 30, 2005, our records indicate that there are 3,332 registered shareholders and approximately 13,835 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:
               State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024
               1-800-637-2304

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
500 Boylston Street, Boston, MA 02116.
                                                             MFM-SEM-06/05 24M

ITEM 2.  CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.  SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

=========================================================================================================
                                       MFS MUNICIPAL INCOME TRUST
--------------------------------------------------------------------------------------------------------

                                                                    (C) TOTAL
                                                                     NUMBER OF       (D) MAXIMUM NUMBER
                                                                      SHARES          (OR APPROXIMATE
                                                                    PURCHASED AS        DOLLAR VALUE)
                                                                      PART OF           OF SHARES THAT
                               (A) TOTAL                             PUBLICLY            MAY YET BE
                               NUMBER OF         (B) AVERAGE         ANNOUNCED         PURCHASED UNDER
                                SHARES           PRICE PAID          PLANS OR            THE PLANS
PERIOD                         PURCHASED          PER SHARE          PROGRAMS           OR PROGRAMS
========================================================================================================
=========================================================================================================
    11/1/04-11/30/04                0                n/a               0                 3,973,301
---------------------------------------------------------------------------------------------------------
    12/1/04-12/31/04                0                n/a               0                 3,973,301
---------------------------------------------------------------------------------------------------------
     1/1/05-1/31/05                 0                n/a               0                 3,973,301
---------------------------------------------------------------------------------------------------------
     2/1/05-2/28/05                 0                n/a               0                 3,973,301
---------------------------------------------------------------------------------------------------------
     3/1/05-3/31/05                 0                n/a               0                 3,979,505
---------------------------------------------------------------------------------------------------------
     4/1/05-4/30/05                 0                n/a               0                 3,979,505
---------------------------------------------------------------------------------------------------------
          Total                     0                n/a               0
=========================================================================================================

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February
28) to 10% of the Registrant's outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2005 plan year are 3,979,505.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.
     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.
     (3)Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MFS MUNICIPAL INCOME TRUST
           --------------------------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                                  Robert J. Manning, President

Date:  June 23, 2005
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  ROBERT J. MANNING
                          -----------------------------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date: June 23, 2005
       -------------


By (Signature and Title)*  MARIA F. DWYER
                           ----------------------------------------------------
                           Maria F. Dwyer, Treasurer (Principal
                           Financial Officer and Accounting Officer)

Date:   June 23, 2005
       -------------


* Print name and title of each signing officer under his or her signature.